Pending Business Combination - Additional Information - Narrative (Details) - USD ($) $ in Billions	Jul. 27, 2017	Jul. 25, 2017
Business Acquisition [Line Items]
Business Acquisition, Number Of Shares Received by Acquiree	1.3875
Business Combination, Consideration Transferred	$ 1.0
Business Acqusitions, Percentage of Voting Interests Retained		65.00%
Business Acquisition, Percentage of Voting Interests Acquired		35.00%